Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
U.S. operations	$ (1,726)	$ (315)	$ 627
Non-U.S. operations	6,363	10,481	10,715
Income from continuing operations before income taxes	$ 4,637	$ 10,166	$ 11,342